MINERAL PROPERTIES - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property interests
At beginning of period	$ 284	$ 252
At end of period	710	284
Mineral properties (note 6)	82,743	125,643
Cost
Property interests
At beginning of period	620	499
Increase (decrease) through net exchange differences, property, plant and equipment	25	19
At end of period	1,165	620
Accumulated depreciation
Property interests
At beginning of period	(336)	(247)
Increase (decrease) through net exchange differences, property, plant and equipment	13	12
At end of period	(455)	(336)
Mineral Properties
Property interests
Mineral properties (note 6)	82,743	125,643
Mineral Properties | Cost
Property interests
At beginning of period	125,358	125,358
Transferred to mineral properties under development and construction	(39,272)
Transferred to value taxes recoverable	(3,343)
At end of period	82,743	125,358
Mineral Properties | Accumulated depreciation
Property interests
At beginning of period	(285)	(1,259)
Increase (decrease) through net exchange differences, property, plant and equipment	(2,414)	1,544
Transferred to mineral properties under development and construction	2,129
At end of period		(285)
Camino Rojo
Property interests
Transferred to value taxes recoverable	(3,343)
Camino Rojo | Mineral Properties
Property interests
Mineral properties (note 6)		42,900
Camino Rojo | Mineral Properties | Cost
Property interests
At beginning of period	42,615	42,615
Transferred to mineral properties under development and construction	(39,272)
Transferred to value taxes recoverable	(3,343)
At end of period		42,615
Camino Rojo | Mineral Properties | Accumulated depreciation
Property interests
At beginning of period	(285)	(1,259)
Increase (decrease) through net exchange differences, property, plant and equipment	(2,414)	1,544
Transferred to mineral properties under development and construction	2,129
At end of period		(285)
Cerro Quema | Mineral Properties
Property interests
Mineral properties (note 6)	82,429	82,429
Cerro Quema | Mineral Properties | Cost
Property interests
At beginning of period	82,429	82,429
At end of period	82,429	82,429
Monitor Gold | Mineral Properties
Property interests
Mineral properties (note 6)	314	314
Monitor Gold | Mineral Properties | Cost
Property interests
At beginning of period	314	314
At end of period	$ 314	$ 314